Loan Quality and the Allowance for Loan Losses - Contractual Payment Status of Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	$ 1,742,868	$ 1,361,718
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	580,612	500,647
Commercial Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	983,755	666,828
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	7,281	11,851
Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	67,261	70,688
Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	75,611	80,813
Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	24,010	26,613
Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	4,338	4,278
Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,486,998	1,139,655
Past due: 30-59 days	1,873	3,435
Past due: 60-89 days	1,224	1,728
Past due: 90+ days	13,268	16,625
Total past due	16,365	21,788
Loans and Leases Receivable, Gross	1,503,363	1,161,443
Originated and Purchased Loans [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	495,330	484,836
Past due: 30-59 days	1,385	2,297
Past due: 60-89 days	1,163	1,515
Past due: 90+ days	8,567	10,339
Total past due	11,115	14,151
Loans and Leases Receivable, Gross	506,445	498,987
Originated and Purchased Loans [Member] | Commercial Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	875,887	542,504
Past due: 30-59 days		836
Past due: 60-89 days
Past due: 90+ days	2,856	5,016
Total past due	2,856	5,852
Loans and Leases Receivable, Gross	878,743	548,356
Originated and Purchased Loans [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,619	5,717
Past due: 30-59 days
Past due: 60-89 days
Past due: 90+ days
Total past due
Loans and Leases Receivable, Gross	3,619	5,717
Originated and Purchased Loans [Member] | Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	31,081	26,141
Past due: 30-59 days	245
Past due: 60-89 days
Past due: 90+ days	1,263	910
Total past due	1,508	910
Loans and Leases Receivable, Gross	32,589	27,051
Originated and Purchased Loans [Member] | Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	66,548	66,186
Past due: 30-59 days	183	21
Past due: 60-89 days	3	186
Past due: 90+ days	439	333
Total past due	625	540
Loans and Leases Receivable, Gross	67,173	66,726
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	10,499	10,346
Past due: 30-59 days		115
Past due: 60-89 days	30
Past due: 90+ days	17
Total past due	47	115
Loans and Leases Receivable, Gross	10,546	10,461
Originated and Purchased Loans [Member] | Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	4,034	3,925
Past due: 30-59 days	60	166
Past due: 60-89 days	28	27
Past due: 90+ days	126	27
Total past due	214	220
Loans and Leases Receivable, Gross	4,248	4,145
Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	230,982	190,614
Past due: 30-59 days	1,402	744
Past due: 60-89 days	633	581
Past due: 90+ days	6,488	8,336
Total past due	8,523	9,661
Loans and Leases Receivable, Gross	239,505	200,275
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	72,736	1,301
Past due: 30-59 days	689
Past due: 60-89 days	0
Past due: 90+ days	742	359
Total past due	1,431	359
Loans and Leases Receivable, Gross	74,167	1,660
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	102,881	116,150
Past due: 30-59 days	561	258
Past due: 60-89 days	427	186
Past due: 90+ days	1,143	1,878
Total past due	2,131	2,322
Loans and Leases Receivable, Gross	105,012	118,472
Loans Acquired at Fair Value [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,810	4,448
Past due: 30-59 days
Past due: 60-89 days
Past due: 90+ days	852	1,686
Total past due	852	1,686
Loans and Leases Receivable, Gross	3,662	6,134
Loans Acquired at Fair Value [Member] | Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	32,346	39,819
Past due: 30-59 days		45
Past due: 60-89 days		284
Past due: 90+ days	2,326	3,489
Total past due	2,326	3,818
Loans and Leases Receivable, Gross	34,672	43,637
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	7,731	13,295
Past due: 30-59 days	152	433
Past due: 60-89 days	95	62
Past due: 90+ days	460	297
Total past due	707	792
Loans and Leases Receivable, Gross	8,438	14,087
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	12,390	15,477
Past due: 30-59 days
Past due: 60-89 days	110	49
Past due: 90+ days	964	626
Total past due	1,074	675
Loans and Leases Receivable, Gross	13,464	16,152
Loans Acquired at Fair Value [Member] | Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	88	124
Past due: 30-59 days		8
Past due: 60-89 days	1
Past due: 90+ days	1	1
Total past due	2	9
Loans and Leases Receivable, Gross	$ 90	$ 133